Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2017
Cash and cash equivalents
Schedule of cash and cash equivalents

	December 31,
	2017	2016	2015
	(Euro, in thousands)
Cash at banks	€288,052	€357,630	€240,292
Term deposits	713,446	515,632	100,000
Money market funds	149,711	99,977	—
Cash on hand	3	2	22
Total cash and cash equivalents	€1,151,211	€973,241	€340,314